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                          DIRECTOR M PLATINUM OUTLOOK
                           SEPARATE ACCOUNT THREE
                       HARTFORD LIFE INSURANCE COMPANY

                              FILE NO. 333-119417

       SUPPLEMENT DATED MAY 1, 2006 TO THE PROSPECTUS DATED MAY 1, 2006

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                SUPPLEMENT DATED MAY 1, 2006 TO YOUR PROSPECTUS

The information for the BB&T funds that appears in the Annual Fund Operating Expense Table is deleted and replaced with the following:

                                                                                                12b-1                    TOTAL
                                                                                             DISTRIBUTION               ANNUAL
                                                                                               AND/OR                    FUND
                                                                               MANAGEMENT     SERVICING     OTHER      OPERATING
FUND                                                                              FEES          FEES       EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
BB&T Capital Manager Equity VIF (1)                                                0.25%          N/A        0.27%        0.52%
BB&T Large Cap VIF (2)                                                             0.74%          N/A        0.24%        0.98%
BB&T Large Cap Growth VIF (3)                                                      0.74%          N/A        0.29%        1.03%
BB&T Mid Cap Growth VIF (4)                                                        0.74%          N/A        0.28%        1.02%
BB&T Special Opportunities Equity VIF                                              0.80%          N/A        0.31%        1.11%
BB&T Total Return Bond VIF (5)                                                     0.60%          N/A        0.36%        0.96%

The following footnotes are added at the end of the Annual Fund Operating Expense Table:

   (1) BB&T Asset Management currently limits its management fees to 0.00%. Other expenses are currently being limited to 0.16%. Total annual operating expenses after fee waivers and expense reimbursements, currently are limited to 0.16%. Any fee waiver or expense reimbursement is voluntary and may be terminated at any time.

   (2) BB&T Asset Management currently limits its management fees to 0.50%. Total expenses are currently being limited to 0.74%. Any fee waiver or expense reimbursement is voluntary and may be terminated at any time.

   (3) BB&T Asset Management currently limits its management fees to 0.50%. Total expenses are currently being limited to 0.79%. Any fee waiver or expense reimbursement is voluntary and may be terminated at any time.

   (4) BB&T Asset Management currently limits its management fees to 0.50%. Total expenses are currently being limited to 0.78%. Any fee waiver or expense reimbursement is voluntary and may be terminated at any time.

   (5) BB&T Asset Management currently limits its management fees to 0.50%. Total expenses are currently being limited to 0.86%. Any fee waiver or expense reimbursement is voluntary and may be terminated at any time.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5970